S000079761 [Member] Average Annual Total Returns	12 Months Ended	34 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.90%	[1]
Performance Inception Date		Feb. 28, 2023
Bloomberg US Municipal Bond BAA Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.13%	5.14%	[1]
Performance Inception Date		Feb. 28, 2023
AMG GW&K Municipal Enhanced SMA Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.84%	5.18%	[1]
Performance Inception Date		Feb. 28, 2023
AMG GW&K Municipal Enhanced SMA Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.87%	4.33%	[1]
Performance Inception Date		Feb. 28, 2023
AMG GW&K Municipal Enhanced SMA Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.64%	4.24%	[1]
Performance Inception Date		Feb. 28, 2023

[1]	Fund and Index performance shown reflects performance since the inception date of the Fund on February 28, 2023.